Consolidated statements of cash flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Profit / (loss) for the year, net		$ 50,650	$ (102,749)	$ (32,723)
Items related to operating activities:
Allowance / (Reversal) of the expected credit loss		406	(22)	(118)
Net changes in foreign exchange rate		(14,328)	(3,068)	2,991
Discount for well plugging and abandonment		2,546	2,584	1,723
Net increase in provisions		1,930	103	2,210
Interest expense on lease liabilities		1,079	1,641	1,561
Discount of assets and liabilities at present value		2,300	3,432	10
Share-based payments		10,592	10,494	10,655
Employee benefits		247	250	220
Income tax benefit / (expense)		102,114	(10,113)	16,232
Items related to investing activities:
Depreciation and depletion		187,858	145,106	151,483
Amortization of intangible assets		3,455	2,568	1,518
(Reversal) / Impairment of long-lived assets		(14,044)	14,438
Interest income		(65)	(822)	(3,770)
Gain from farmout agreement		(9,050)	0
Changes in the fair value of financial assets		(5,061)	645	(873)
Gain from assets disposal		(9,999)	0
Bargain purchase on business combination		0	(1,383)
Items related to financing activities:
Interest expense		50,660	47,923	34,163
Changes in the fair value of warrants		2,182	(16,498)	(6,840)
Amortized cost		4,164	2,811	2,076
Impairment of financial assets		0	4,839
Remeasurements of borrowings		19,163
Trade and other payables
Trade and other receivables		7,472	3,915	(2,073)
Inventories		908	(2,861)	(609)
Trade and other payables		16,209	2,397	(22,105)
Payments of employee benefits		(399)	(798)	(630)
Salaries and payroll taxes		3,929	(2,570)	5,405
Other taxes and royalties		(7,311)	(2,080)	2,377
Provisions		(1,918)	(1,672)	(2,298)
Income tax payment	[1]	(4,296)	(4,731)	(26,327)
Net cash flows provided by operating activities		401,393	93,779	134,258
Cash flows from investing activities
Payments for acquisitions of property, plant and equipment		(321,286)	(153,257)	(240,315)
Payments for acquisitions of other intangible assets		(1,611)	(3,664)	(4,225)
Payments for acquisitions of investments in associates		(2,977)
Payments received from assets disposal	[2]	14,150
Cash from the acquisition of AFBN assets		6,203
Payments received from farmout agreement		10,000
Proceeds from other financial assets		0		5,761
Interest received		65	822	3,770
Net cash flows (used in) investing activities		(295,456)	(156,099)	(235,009)
Cash flows from financing activities
Proceeds from capitalization of Series A shares net of issue costs		0		146,144
Proceeds from borrowings		358,093	201,728	234,728
Payment of borrowings costs		(3,326)	(2,259)	(1,274)
Payment of borrowings principal		(284,695)	(98,761)	(90,233)
Payment of borrowings interest		(54,636)	(43,756)	(32,438)
Payments of leases		(8,911)	(9,067)	(7,619)
Payment of / Proceeds from other financial liabilities, net of restricted cash and cash equivalents		0	(16,993)	16,993
Net cash flows provided by financing activities		6,525	30,892	266,301
Net increase / (decrease) in cash and cash equivalents		112,462	(31,428)	165,550
Cash and cash equivalents at beginning of year		201,314	234,230	66,047
Effect of exposure to changes in the foreign currency rate of cash and cash equivalents		(2,559)	(1,488)	2,633
Net increase / (decrease) in cash and cash equivalents		112,462	(31,428)	165,550
Cash and cash equivalents at end of year		311,217	201,314	234,230
Significant transactions that generated no cash flows
Acquisition of property, plant and equipment through increase in account payables		80,321	82,298	23,943
Acquisition of AFBN assets		69,693
Acquisition of Mexico's exploration assets		6,174
Disposal of Mexico's exploration assets		(5,126)
Changes in well plugging and abandonment with an impact in property, plant and equipment		$ 2,112	$ (366)	$ 4,141

[1]	Year ended December 31, 2019, includes 13,087 related to income tax expense for the year ended December 31, 2018
[2]	Including 15,000 received for the transfer of working interests in Coirón Amargo Sur Oeste (“CASO”) concession net of 850 from payments related to the transfer of Mexico’s exploration assets.